ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ORGANIZATION AND DESCRIPTION OF BUSINESS
NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

PotNetwork Holdings, Inc. is a publicly traded holding company trading under the symbol “POTN”. The Company website is www.potnetworkholding.com.

The Company has two (2) wholly-owned subsidiaries:

(1) First Capital Venture Co., a Florida corporation which has as its wholly-owned subsidiary, Diamond CBD, Inc., a Delaware corporation. First Capital Venture Co. was acquired by the Company on January 31, 2017.

(2) PotNetwork Media Group, Inc., a Nevada corporation

Since the acquisition of First Capital Venture Co., the focus of the Company has been the development of the business of Diamond CBD, Inc. PotNetwork Media Group, Inc. is an early stage company. Any other subsidiaries are dormant having ceased operations. Hence, the financial statements reflect principally the business results of Diamond CBD business.

Diamond CBD, Inc. focuses on the research, development, and multinational marketing of premium hemp extracts that contain a broad range of cannabinoids and natural hemp derivatives.

Diamond CBD’s catalog can be found in http://catalog.diamondcbd.com.

Since the acquisition of First Capital Venture Co. and Diamond CBD on January 31, 2017, Diamond CBD’s business has become the primary business of this Company. Diamond CBD is treated as a wholly owned subsidiary of the Company and the accounts of the subsidiary are presented in the Company’s consolidated statements eliminating inter-company transactions. In accordance with ASC 805-40-45 the consolidated financial statements represent the continuation of the financial statements of the wholly owned subsidiary except for its capital structure. The Company, being the legal acquirer, but the accounting acquirer, did not have significant assets or revenues prior to the consolidation.

Investment in the wholly owned subsidiary is accounted for in accordance with ASC 810.

In February 2018, the Company reversed ab initio the March 17, 2017 holding company reorganization. As a result, the Company re-assumed its prior name, PotNetwork Holdings, Inc. (with an “s” on Holding), while remaining a Colorado corporation. None of the acquisitions or the share capital structure was affected.

In February 2018, the shares issued pursuant to the reorganization were cancelled, no other adjustments had been made.

PotNetwork Holdings, Inc. is a publicly traded holding company trading under the symbol “POTN”. The Company website is www.potnetworkholding.com.

This Company was previously known as:

•	SND Auto Group, Inc. until 3-2017

•	PotNetwork Holdings, Inc. until 5-2016

•	United Treatment Centers, Inc. until 7-2015

•	Element Trading Holdings, Inc. until 3-2014

•	United Treatment Centers, Inc. until 10-2013

•	MyMedicalCD, Ltd. until 6-2008

•	Interactive Solutions Corp. until 11-2004

o	State of incorporation changed from Nevada to Wyoming in 11-2004

•	Araldica Wineries Ltd. until 2-2000

•	H P Capital Corp. until 9-1996

The Company has two (2) wholly-owned subsidiaries:

•

First Capital Venture Co., a Florida corporation which has as its wholly-owned subsidiary, Diamond CBD, Inc., a Delaware corporation. First Capital Venture Co. was acquired by the Company on January 31, 2017.

PotNetwork Media Group, Inc., a Nevada corporation

Since the acquisition of First Capital Venture Co., the focus of the Company has been the development of the business of Diamond CBD, Inc. PotNetwork Media Group, Inc. is an early stage company, which has no bank account and hence did not maintain any books of accounts for the year 2019.  Hence, the financial statements reflect principally the business results of Diamond CBD business.

Diamond CBD, Inc. focuses on the research, development, and multinational marketing of premium hemp extracts that contain a broad range of cannabinoids and natural hemp derivatives.

Diamond CBD’s catalog can be found in http://catalog.diamondcbd.com.

Since the acquisition of First Capital Venture Co. and Diamond CBD on January 31, 2017, Diamond CBD’s business has become the primary business of this Company. Diamond CBD is treated as a wholly owned subsidiary of the Company and the accounts of the subsidiary are presented in the Company’s consolidated statements eliminating inter-company transactions. In accordance with ASC 805-40-45 the consolidated financial statements represent the continuation of the financial statements of the wholly owned subsidiary except for its capital structure. The Company, being the legal acquiror, but the accounting acquiror, did not have significant assets or revenues prior to the consolidation.

Investment in the wholly owned subsidiary is accounted for in accordance with ASC 810.

In February 2018, the Company reversed ab initio the March 17, 2017 holding company reorganization. As a result, the Company re-assumed its prior name, PotNetwork Holdings, Inc. (with an “s” on Holding), while remaining a Colorado corporation. None of the acquisitions or the share capital structure was affected.

In February 2018, the shares issued pursuant to the reorganization were cancelled, no other adjustments had been made.